FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Amortized cost
Financial assets by category
Financial assets.	$ 237,811,745	$ 218,918,004
Fair value
Financial assets by category
Financial assets.	17,109,884	11,922,317
Cash and cash equivalents | Amortized cost
Financial assets by category
Financial assets.	24,332,260	48,129,194
Cash and cash equivalents | Fair value
Financial assets by category
Financial assets.	69,677
Other financial assets | Amortized cost
Financial assets by category
Financial assets.	444,743	657,612
Other financial assets | Fair value
Financial assets by category
Financial assets.	17,040,207	11,922,317
Trade receivables | Amortized cost
Financial assets by category
Financial assets.	199,666,283	158,006,474
Other receivables | Amortized cost
Financial assets by category
Financial assets.	$ 13,368,459	$ 12,124,724